UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


            Report for the Calendar Year or Quarter Ended June 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     L.A.R.C. Capital, L.L.C.

Address:  126 East 56th Street
          New York, NY 10022

13F File Number: 028-11478

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   David Scully
Phone:  (212) 715-5100


Signature, Place and Date of Signing:


/s/ David Scully                New York, NY                  8/11/2006
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  47

Form 13F Information Table Value Total: $590,270
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number                 Name

----       -------------------               ------------------------------


                                                     FORM 13F INFORMATION TABLE



COLUMN 1                        COLUMN  2       COLUMN 3     COLUMN 4        COLUMN 5       COLUMN 6 COLUMN 7      COLUMN 8

                                                             VALUE      SHRS OR   SH/ PUT/  INVSTMNT OTHER      VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS  CUSIP        (X$1000)   PRN AMT   PRN CALL  DSCRTN   MNGRS  SOLE      SHARED  NONE
ADVANCED ANALOGIC   TECHNOLOG   COM             00752J108       33,004  3,149,226 SH         Sole    None   3,149,226   0      0
AKAMAI TECHNOLOGIES INC         COM             00971T101        9,528    263,289 SH         Sole    None     263,289   0      0
AMERICA MOVIL SA DE CV          SPON ADR L SHS  02364W105       26,237    788,850 SH         Sole    None     788,850   0      0
AMERICAN TOWER CORP             CL A            029912201       20,388    655,126 SH         Sole    None     655,126   0      0
ARIBA INC                       COM NEW         04033V203          392     47,653 SH         Sole    None      47,653   0      0
AUTHENTIDATE HLDG CORP          COM             052666104          407    153,702 SH         Sole    None     153,702   0      0
AVANEX CORP                     COM             05348W109          127     71,998 SH         Sole    None      71,998   0      0
BANKRATE INC                    COM             06646V108       13,531    358,355 SH         Sole    None     358,355   0      0
BOOKS-A-MILLION INC             COM             098570104          183     11,000 SH         Sole    None      11,000   0      0
BOSTON COMMUNICATIONS GROUP     COM             100582105          530    430,680 SH         Sole    None     430,680   0      0
BROADCOM CORP                   CL A            111320107       29,592    975,666 SH         Sole    None     975,666   0      0
CENTILLIUM COMMUNICATIONS INC   COM             152319109          193     68,822 SH         Sole    None      68,822   0      0
CHINA TECHFAITH WIRLS COMM T    SPONSORED ADR   169424108        5,051    342,000 SH         Sole    None     342,000   0      0
CONVERA CORP                    CL A            211919105        1,411    210,000 SH         Sole    None     210,000   0      0
CREE INC                        COM             225447101          481     20,231 SH         Sole    None      20,231   0      0
CTRIP.COM INTL LTD              ADR             22943F100       25,726    503,939 SH         Sole    None     503,939   0      0
DYNAMIC MATLS CORP              COM             267888105        3,373    100,000 SH         Sole    None     100,000   0      0
EARTHLINK INC                   COM             270321102        2,598    300,000 SH         Sole    None     300,000   0      0
EBAY INC                        COM             278642103       15,983    545,687 SH         Sole    None     545,687   0      0
ELECTRONIC ARTS INC             COM             285512109        6,947    161,404 SH         Sole    None     161,404   0      0
ENDWAVE CORP                    COM NEW         29264A206          622     50,000 SH         Sole    None      50,000   0      0
FALCONSTOR SOFTWARE INC         COM             306137100          681     97,531 SH         Sole    None      97,531   0      0
GLOBAL SIGNAL INC               COM             37944Q103        1,227     26,500 SH         Sole    None      26,500   0      0
GOOGLE INC                      CL A            38259P508       32,037     76,400 SH         Sole    None      76,400   0      0
GRUPO TELEVISA SA DE CV         SP ADR REP ORD  40049J206       12,942    670,200 SH         Sole    None     670,200   0      0
HANSEN NAT CORP                 COM             411310105       28,556    150,000 SH         Sole    None     150,000   0      0
IKANOS COMMUNICATIONS           COM             45173E105       24,220  1,594,461 SH         Sole    None   1,594,461   0      0
INPHONIC INC                    COM             45772G105        1,835    291,200 SH         Sole    None     291,200   0      0
IPASS INC                       COM             46261V108        1,315    234,898 SH         Sole    None     234,898   0      0
LA Z BOY INC                    COM             505336107        1,523    108,809 SH         Sole    None     108,809   0      0
LAWSON SOFTWARE INC NEW         COM             52078P102        6,552    977,900 SH         Sole    None     977,900   0      0
LEVEL 3 COMMUNICATIONS INC      COM             52729N100       11,574  2,606,814 SH         Sole    None   2,606,814   0      0
MAGMA DESIGN AUTOMATION         COM             559181102        6,230    847,600 SH         Sole    None     847,600   0      0
MARCHEX INC                     CL B            56624R108        1,972    120,000 SH         Sole    None     120,000   0      0
MERCURY INTERACTIVE CORP        COM             589405109       56,386  1,612,409 SH         Sole    None   1,612,409   0      0
MICROSTRATEGY INC               CL A NEW        594972408       20,284    208,000 SH         Sole    None     208,000   0      0
MONOLITHIC PWR SYS INC          COM             609839105       29,343  2,480,352 SH         Sole    None   2,480,352   0      0
NEOWARE INC                     COM             64065P102        8,203    667,444 SH         Sole    None     667,444   0      0
NETEASE COM INC                 SPONSORED ADR   64110W102       27,153  1,215,973 SH         Sole    None   1,215,973   0      0
NETLOGIC MICRSYSTEMS INC        COM             64118B100       10,074    312,387 SH         Sole    None     312,387   0      0
NTL INC DEL                     COM             62941W101       19,673    790,100 SH         Sole    None     790,100   0      0
NUANCE COMMUNICATIONS INC       COM             67020Y100        4,004    397,963 SH         Sole    None     397,963   0      0
NUTRI SYS INC NEW               COM             67069D108       32,618    525,000 SH         Sole    None     525,000   0      0
OPEN TEXT CORP                  COM             683715106        3,505    242,728 SH         Sole    None     242,728   0      0
OPTIMAL GROUP INC               CL A NEW        68388R208        2,771    205,100 SH         Sole    None     205,100   0      0
PEGASUS WIRELESS CORP           COM             70558E108          447     50,000 SH         Sole    None      50,000   0      0
P T TELEKOMUNIKASI INDONESIA    SPONSORED ADR   715684106       36,620  1,140,800 SH         Sole    None   1,140,800   0      0
RIGHTNOW TECHNOLOGIES INC       COM             76657R106       12,221    732,683 SH         Sole    None     732,683   0      0
RURAL CELLULAR CORP             CL A            781904107       10,484    953,951 SH         Sole    None     953,951   0      0
SANDISK CORP                    COM             80004C101       10,040    196,949 SH         Sole    None     196,949   0      0
SEAGATE TECHNOLOGY              SHS             G7945J104       18,506    817,400 SH         Sole    None     817,400   0      0
SECURE COMPUTING CORP           COM             813705100          436     50,735 SH         Sole    None      50,735   0      0
SKILLSOFT PLC                   SPONSORED ADR   830928107        1,480    241,769 SH         Sole    None     241,769   0      0
SONUS NETWORKS INC              COM             835916107          666    134,510 SH         Sole    None     134,510   0      0
TD AMERITRADE HLDG CORP         COM             87236Y108        6,220    420,000 SH         Sole    None     420,000   0      0
TTM TECHNOLOGIES INC            COM             87305R109        1,895    130,939 SH         Sole    None     130,939   0      0
WEBEX COMMUNICATIONS INC        COM             94767L109        2,875     80,900 SH         Sole    None      80,900   0      0

                                                              590,270


SK 02984 0001 694029